American Century California Tax-Free and Municipal Funds

Statement of Additional Information Supplement

California High-Yield Municipal Fund
California Tax-Free Bond Fund
California Long-Term Tax-Free Fund
California Tax-Free Money Market Fund

Supplement dated September 1, 2010 ¡ Statement of Additional Information dated March 1, 2010

Effective November 1, 2010, the California Tax-Free Bond Fund will be renamed California Intermediate-Term Tax-Free Bond.

©2010 American Century Proprietary Holdings, Inc. All rights reserved.

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